Plant, property and equipment, net - Schedule of Depreciation and Depletion Expense Included in Statements of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Plant, property and equipment, net - Schedule of Depreciation and Depletion Expense Included in Statements of Operations (Details) [Line Items]
Total	$ 13,736,875	$ 11,877,279
Cost of Revenue [Member]
Plant, property and equipment, net - Schedule of Depreciation and Depletion Expense Included in Statements of Operations (Details) [Line Items]
Total	13,509,690	11,690,002
Selling General and Administrative Expense [Member]
Plant, property and equipment, net - Schedule of Depreciation and Depletion Expense Included in Statements of Operations (Details) [Line Items]
Total	$ 227,185	$ 187,277